Penn Series Funds, Inc.

Large Cap Value Fund

Supplement dated March 2, 2011 to the Prospectus dated May 1, 2010,

as supplemented August 31, 2010, December 16, 2010, February 23, 2011 and February 24, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Portfolio Manager Change for the Large Cap Value Fund

Effective immediately, John Damian, a Vice President of OppenheimerFunds, Inc., the investment sub-adviser to the Large Cap Value Fund (the “Fund”), no longer serves as a portfolio manager of the Fund. Accordingly, effective immediately, all references to John Damian are hereby removed from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM1575

Penn Series Funds, Inc.

Large Cap Value Fund

Supplement dated March 2, 2011 to the Statement of Additional Information (SAI)

dated May 1, 2010, as supplemented January 19, 2011 and February 24, 2011

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI

Portfolio Manager Change for the Large Cap Value Fund

Effective immediately, John Damian, a Vice President of OppenheimerFunds, Inc., the investment sub-adviser to the Large Cap Value Fund (the “Fund”), no longer serves as a portfolio manager of the Fund. Accordingly, effective immediately, all references to John Damian are hereby removed from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM1575